Leases - Schedule of Operating Leases (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Schedule of Operating Leases [Abstract]
Operating lease right-of-use assets, net	$ 1,889		$ 2,243
Lease liabilities - current	848		834
Lease liabilities – non-current	989		1,333
Total operating lease liabilities	1,837		$ 2,167
Lease cost
Amortization of right-of-use assets	468	$ 430
Interest of operating lease liabilities	36	10
Total Lease cost	$ 504	$ 440
Weighted-average remaining lease term	1 year 11 months 15 days	3 months 14 days
Weighted-average discount rate	3.50%	3.94%